FMI Common Stock Fund
FMI Common Stock Fund
Investment Objective:
FMI Common Stock Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FMI Common Stock Fund FMI Common Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FMI Common Stock Fund FMI Common Stock Fund
Management Fee	0.90%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.07%
[1]	Management fees have been restated to reflect the reduction in the Fund's management fee and the implementation of breakpoints in the Fund's management fee, which became effective as of January 1, 2016.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
FMI Common Stock Fund | FMI Common Stock Fund | USD ($)	109	340	590	1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29 % of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests mainly in small- to medium-capitalization companies (namely, companies with less than $7 billion market capitalization at the time of initial purchase) listed or traded on a national securities exchange or on a national securities association.  Under normal market conditions, the Fund invests 80% of its net assets in common stocks, including for purposes of this limitation common stocks of foreign companies traded as American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”) , which are dollar-denominated securities of foreign issuers traded in the U.S.

The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States.  Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.

The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:

•	A strong, defendable market niche or products and services niche that is difficult to replicate
•	A high degree of relative recurring revenue
•	Modestly priced products or services
•	Attractive return-on-investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•	Above-average growth or improving profitability prospects

The Fund considers valuation:

•	On both an absolute and relative to the market basis
•	Utilizing both historical and prospective analysis

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund’s portfolio managers will generally sell a portfolio security when they believe:

•	The security has achieved its value potential
•	Such sale is necessary for portfolio diversification
•	Changing fundamentals signal a deteriorating value potential
•	Other securities have a better value potential

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

•
Stock Market Risk:  The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

•
Medium Capitalization Companies Risk:  Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

•
Small Capitalization Companies Risk:  Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies.  There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

•
Value Investing Risk:  The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than in the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the performance of the Russell 2000 ® Index.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund is the successor to the investment performance of the FMI Common Stock Fund, Inc. (the “Predecessor Fund”), which was reorganized into the Fund after the close of business on January 31, 2014.  Accordingly, the performance information shown below for periods on or prior to January 31, 2014 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.  The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.fmifunds.com.

FMI Common Stock Fund (Annual total return as of 12/31)

During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 21.52% (quarter ended June 30, 2009) and the lowest total return for a quarter was -19.88% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2015)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  “Return after taxes on distributions and sale of Fund shares” may be higher than the other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

Average Annual Returns - FMI Common Stock Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FMI Common Stock Fund	Return before taxes	(6.84%)	8.56%	8.47%
After Taxes on Distributions | FMI Common Stock Fund	Return after taxes on distributions	(9.03%)	6.40%	6.70%
After Taxes on Distributions and Sale of Fund Shares | FMI Common Stock Fund	Return after taxes on distributions and sale of Fund shares	(2.12%)	6.89%	6.84%
Russell 2000 ® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 ® Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	9.19%	6.80%